UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21537

Name of Fund: BlackRock Multi-Strategy Hedge Opportunities Fund, LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Multi-Strategy Hedge Opportunities Fund, LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments

BlackRock Multi-Strategy Hedge Opportunities LLC

Schedule of Investments as of December 31, 2006                (in U.S. dollars)

Strategy                         Portfolio Funds                                           Value
----------------------------------------------------------------------------------------------------
Convertible Arbitrage - 5.8%     Aristeia Partners LP                                  $   7,329,111
----------------------------------------------------------------------------------------------------
Directional - 23.6%              CRG Partners LP                                           4,114,457
                                 Cornerstone International Value Fund LLC                  4,642,665
                                 FORT Global Contrarian LP                                 1,975,685
                                 FX Concepts Global Funds Master Trust                     4,534,162
                                 Grinham Diversified Fund (US) LP                          5,502,931
                                 Grossman Currency Fund LP                                 3,447,895
                                 Kottke Arbitrage Opportunity Fund LLC                     3,814,534
                                 Salem Futures Fund LP                                     2,084,244
                                                                                       -------------
                                                                                          30,116,573
----------------------------------------------------------------------------------------------------
Equity Neutral - 5.6%            Ventus US$ Double Leverage Fund                           4,749,958
                                 Zaxis Equity Neutral LP                                   2,356,647
                                                                                       -------------
                                                                                           7,106,605
----------------------------------------------------------------------------------------------------
Equity Opportunistic - 36.4%     Glenview Institutional Partners LP                        9,165,311
                                 Hayground Cove Institutional Partners LP                  5,878,916
                                 Kinetics Partners LP                                      9,088,491
                                 Martin Currie Absolute Return Funds Ltd Daijiro           4,167,750
                                 Maverick Levered Partners LP                              1,889,584
                                 Neon Liberty Emerging Markets Fund LP                     2,832,328
                                 SR Phoenicia                                              5,287,186
                                 Trivium Institutional Onshore Fund LP                     8,077,141
                                                                                       -------------
                                                                                          46,386,707
----------------------------------------------------------------------------------------------------
High Yield - 6.4%                LibertyView Credit Opportunities Fund II LLC              8,128,249
----------------------------------------------------------------------------------------------------
Multi-Strategy - 5.5%            Double Black Diamond LP                                   6,966,355
----------------------------------------------------------------------------------------------------
Total Investments** (Cost - $91,750,000*) - 83.3%                                        106,033,600

Other Assets Less Liabilities - 16.7%                                                     21,331,177
                                                                                       -------------
Net Assets - 100.0%                                                                    $ 127,364,777
                                                                                       =============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ............................................   $91,876,224
                                                                    ===========
      Gross unrealized appreciation .............................   $14,854,501
      Gross unrealized depreciation .............................      (697,125)
                                                                    -----------
      Net unrealized appreciation ...............................   $14,157,376
                                                                    ===========

** Non-income producing securities. Includes investments purchased on January 1, 2007.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Strategy Hedge Opportunities Fund, LLC


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Multi-Strategy Hedge Opportunities Fund, LLC

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Multi-Strategy Hedge Opportunities Fund, LLC

Date: February 20, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Multi-Strategy Hedge Opportunities Fund, LLC

Date: February 20, 2007